Performance Management	Mar. 31, 2024
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance of the Fund
Performance Narrative [Text Block]

The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the Russell 2500® Index.

The Fund offers four different classes of shares in this prospectus: Adviser Class shares, Class I shares, Class Y-2 shares and Class Y-3 shares. No information is shown for Adviser Class or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. No information is shown for Class I shares because Class I shares commenced operations on June 27, 2023 and do not have a full calendar year of performance as of the date of the prospectus. Performance information for these share classes will appear in a future version of the prospectus once there is a full calendar year of performance information to report. The returns of these share classes would have been substantially similar to the returns of Class Y-3 shares; however, because the Adviser Class, Class I and Class Y-2 shares are subject to a 12b-1 fee and/or a non-distribution shareholder administrative services fee, the returns of these share classes would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. This may be particularly true given that other subadvisers were responsible for managing portions of the Fund’s portfolio during previous periods. Westfield Capital Management Company, L.P. assumed responsibility for managing a portion of the Fund’s portfolio on August 15, 2005. Parametric Portfolio Associates LLC assumed responsibility for managing a portion of the Fund’s portfolio on February 25, 2015. Effective June 27, 2016, the Fund changed certain of its subadvisers, revised its principal investment strategies and changed the Fund’s primary benchmark. For periods prior to June 27, 2016, the Fund’s past performance in the bar chart and table reflects the Fund’s prior subadviser lineup, principal investment strategies, and the performance of the Fund’s prior primary benchmark. GW&K Investment Management, LLC assumed responsibility for managing a portion of the Fund’s portfolio on July 1, 2016. Loomis, Sayles & Company, L.P. assumed responsibility for managing a portion of the Fund’s portfolio on July 1, 2016. LSV Asset Management assumed responsibility for managing a portion of the Fund’s portfolio on July 1, 2016. River Road Asset Management, LLC assumed responsibility for managing a portion of the Fund’s portfolio on April 30, 2019.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the Russell 2500® Index.
Performance One Year or Less [Text]	No information is shown for Class I shares because Class I shares commenced operations on June 27, 2023 and do not have a full calendar year of performance as of the date of the prospectus. Performance information for these share classes will appear in a future version of the prospectus once there is a full calendar year of performance information to report.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s calendar year-to-date return as of June 30, 2024 was 4.13%.

The Fund’s highest return for a quarter during the periods shown above was 26.07%, for the quarter ended June 30, 2020.

The Fund’s lowest return for a quarter during the periods shown above was -30.23%, for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.13%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	26.07%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(30.23%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
	1 Year	5 Years	10 Years
Mercer US Small/Mid Cap Equity Fund – Class Y-3 Shares
Return Before Taxes	15.25%	12.31%	7.66%
Return After Taxes on Distributions	14.23%	10.26%	5.28%
Return After Taxes on Distributions and Sale of Fund Shares	9.72%	9.54%	5.48%

Russell 2500® Index(1) (reflects no deduction for fees, expenses, or taxes)	17.42%	11.67%	8.36%
(1)	The Russell 2500® Index measures the performance of the small-to mid-cap segment of the U.S. equity universe. The Russell 2500® Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The index is unmanaged and cannot be invested in directly.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns For the Periods Ended December 31, 2023
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance of the Fund
Performance Narrative [Text Block]

The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the MSCI EAFE® Index.

The Fund offers four different classes of shares in this prospectus: Adviser Class shares, Class I shares, Class Y-2 shares and Class Y-3 shares. No information is shown for Adviser Class or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. Performance information for Adviser Class shares and Class Y-2 will appear in a future version of the prospectus once there is a full calendar year of performance information to report. The returns of these share classes would have been substantially similar to the returns of Class Y-3 shares; however, because the Adviser Class and Class Y-2 shares are subject to a 12b-1 fee and/or a non-distribution shareholder administrative services fee, the returns of these share classes would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. This may be particularly true given that other subadvisers were responsible for managing portions of the Fund’s portfolio during previous periods. Massachusetts Financial Services Company assumed responsibility for managing a portion of the Fund’s portfolio on November 13, 2009. Arrowstreet Capital, Limited Partnership assumed responsibility for managing a portion of the Fund’s portfolio on December 16, 2010. American Century Investment Management, Inc. assumed responsibility for managing a portion of the Fund’s portfolio on November 15, 2013. LSV Asset Management assumed responsibility for managing a portion of the Fund’s portfolio on July 2, 2015. Parametric Portfolio Associates LLC assumed responsibility for managing a portion of the Fund’s portfolio on February 25, 2015.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the MSCI EAFE® Index.
Performance One Year or Less [Text]	No information is shown for Adviser Class or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. Performance information for Adviser Class shares and Class Y-2 will appear in a future version of the prospectus once there is a full calendar year of performance information to report.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s calendar year-to-date return as of June 30, 2024 was 7.24%.

The Fund’s highest return for a quarter during the periods shown above was 17.38%, for the quarter ended June 30, 2020.

The Fund’s lowest return for a quarter during the periods shown above was -22.39%, for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.24%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	17.38%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(22.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
	1 Year	5 Years	10 Years
Mercer Non-US Core Equity Fund – Class Y-3 Shares
Return Before Taxes	18.80%	9.21%	5.45%
Return After Taxes on Distributions	18.05%	7.76%	3.81%
Return After Taxes on Distributions and Sale of Fund Shares	12.07%	7.22%	4.01%

Mercer Non-US Core Equity Fund – Class I Shares

	1 Year	Life of Class (Inception July 22, 2021)
Return Before Taxes	18.57%	0.25%

	1 Year	5 Years	10 Years
MSCI EAFE® Index(1) (net dividends) (reflects no deduction for fees, expenses, or taxes (other than assumed dividend tax))	18.24%	8.16%	4.28%
(1)	The MSCI EAFE® Index measures the performance of equity securities in developed markets outside of North America, including Europe, Australasia, and the Far East. The index is unmanaged and cannot be invested in directly.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns For the Periods Ended December 31, 2023
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class Y-3 shares. After-tax returns for Class I shares may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes (other than assumed dividend tax))
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. After-tax returns are shown for Class Y-3 shares. After-tax returns for Class I shares may vary.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance of the Fund
Performance Narrative [Text Block]

The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the MSCI Emerging Markets Index.

The Fund offers four different classes of shares in this prospectus: Adviser Class shares, Class I shares, Class Y-2 shares and Class Y-3 shares. No information is shown for Adviser Class or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. No information is shown for Class I shares because Class I shares commenced operations on June 27, 2023 and do not have a full calendar year of performance as of the date of the prospectus. Performance information for these share classes will appear in a future version of the prospectus once there is a full calendar year of performance information to report. The returns of these share classes would have been substantially similar to the returns of Class Y-3 shares; however, because the Adviser Class, Class I and Class Y-2 shares are subject to a 12b-1 fee and/or a non-distribution shareholder administrative services fee, the returns of these share classes would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. This may be particularly true given that other subadvisers were responsible for managing portions of the Fund’s portfolio during previous periods. Parametric Portfolio Associates LLC assumed responsibility for managing a portion of the Fund’s portfolio on February 25, 2015. William Blair Investment Management, LLC assumed responsibility for managing a portion of the Fund’s portfolio on June 21, 2016. Origin Asset Management LLP assumed responsibility for managing a portion of the Fund’s portfolio on July 1, 2019. BennBridge US LLC, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited assumed responsibility for managing portions of the Fund’s portfolio on March 15, 2021. On December 22, 2022, Barrow, Hanley, Mewhinney & Strauss, LLC assumed responsibility for managing portions of the Fund’s portfolio and replaced GMO as a subadviser to the Fund. On July 1, 2024, BennBridge US LLC ceased operations and assigned all existing client agreements to BennBridge Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the MSCI Emerging Markets Index.
Performance One Year or Less [Text]	No information is shown for Adviser Class or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. No information is shown for Class I shares because Class I shares commenced operations on June 27, 2023 and do not have a full calendar year of performance as of the date of the prospectus. Performance information for these share classes will appear in a future version of the prospectus once there is a full calendar year of performance information to report.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s calendar year-to-date return as of June 30, 2024 was 3.60%.

The Fund’s highest return for a quarter during the period shown above was 20.03%, for the quarter ended June 30, 2020.

The Fund’s lowest return for a quarter during the period shown above was -25.65%, for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	3.60%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	20.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(25.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
	1 Year	5 Years	10 Years
Mercer Emerging Markets Equity Fund – Class Y-3 Shares
Return Before Taxes	7.13%	2.13%	1.37%
Return After Taxes on Distributions	6.86%	1.22%	0.39%
Return After Taxes on Distributions and Sale of Fund Shares	4.96%	1.76%	1.07%

MSCI Emerging Markets Index(1) (net dividends) (reflects no deduction for fees, expenses, or taxes (other than assumed dividend tax))	9.83%	3.68%	2.66%
(1)	The MSCI Emerging Markets Index measures the performance of equity securities in global emerging markets. The index is unmanaged and cannot be invested in directly.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns For the Periods Ended December 31, 2023
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes (other than assumed dividend tax))
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Mercer Global Low Volatility Equity Fund | Mercer Global Low Volatility Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance of the Fund
Performance Narrative [Text Block]

The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the MSCI World Index. The Fund’s average annual returns over time are also compared to a secondary blended benchmark consisting of 70% MSCI World Minimum Volatility Index and 30% MSCI World Index.

The Fund offers four different classes of shares in this prospectus: Adviser Class shares, Class I shares, Class Y-2 shares and Class Y-3 shares. No information is shown for Adviser Class or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. No information is shown for Class I shares because Class I shares commenced operations on June 27, 2023 and do not have a full calendar year of performance as of the date of the prospectus. Performance information for these share classes will appear in a future version of the prospectus once there is a full calendar year of performance information to report. The returns of these share classes would have been substantially similar to the returns of Class Y-3 shares; however, because the Adviser Class, Class I and Class Y-2 shares are subject to a 12b-1 fee and/or a non-distribution shareholder administrative services fee, the returns of these share classes would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. This may be particularly true given that other subadvisers were responsible for managing portions of the Fund’s portfolio during previous periods. Acadian Asset Management LLC assumed responsibility for managing a portion of the Fund’s portfolio on October 12, 2012. Martingale Asset Management, L.P. assumed responsibility for managing a portion of the Fund’s portfolio on February 23, 2015. Parametric Portfolio Associates LLC assumed responsibility for managing a portion of the Fund’s portfolio on February 25, 2015. Veritas Asset Management LLP assumed responsibility for managing a portion of the Fund’s portfolio on December 10, 2018. Ninety One North America, Inc. assumed responsibility for managing a portion of the Fund’s portfolio on April 30, 2021.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securitiesmarket index, the MSCI World Index.
Performance One Year or Less [Text]	No information is shown for Adviser Class or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. No information is shown for Class I shares because Class I shares commenced operations on June 27, 2023 and do not have a full calendar year of performance as of the date of the prospectus. Performance information for these share classes will appear in a future version of the prospectus once there is a full calendar year of performance information to report.
Performance Additional Market Index [Text]	The Fund’s average annual returns over time are also compared to a secondary blended benchmark consisting of 70% MSCI World Minimum Volatility Index and 30% MSCI World Index.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s calendar year-to-date return as of June 30, 2024 was 6.91%.

The Fund’s highest return for a quarter during the period shown above was 12.99%, for the quarter ended June 30, 2020.

The Fund’s lowest return for a quarter during the period shown above was -18.20%, for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.91%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	12.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(18.20%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
	1 Year	5 Years	10 Years
Mercer Global Low Volatility Equity Fund – Class Y-3 Shares
Return Before Taxes	16.58%	10.03%	8.06%
Return After Taxes on Distributions	15.42%	8.04%	6.20%
Return After Taxes on Distributions and Sale of Fund Shares	10.18%	7.54%	5.99%

MSCI World Index(1) (net dividends) (reflects no deduction for fees, expenses, or taxes (other than assumed dividend tax))	23.79%	12.80%	8.60%
Secondary Index(2)	12.68%	9.21%	8.22%
(1)	The Fund’s primary benchmark index, the MSCI World Index, measures the performance of stocks in 23 developed markets in North America, Europe, and the Asia/Pacific region. The index is unmanaged and cannot be invested in directly.

(2)	The Fund’s secondary benchmark index is a blended benchmark consisting of 70% MSCI World Minimum Volatility Index (reflects no deduction for fees, expenses or taxes) and 30% MSCI World Index (reflects no deduction for fees, expenses or taxes (other than assumed dividend tax)). The index is unmanaged and cannot be invested in directly.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns For the Periods Ended December 31, 2023
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes (other than assumed dividend tax))
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance of the Fund
Performance Narrative [Text Block]

The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

The Fund offers four different classes of shares in this prospectus: Adviser Class shares, Class I shares, Class Y-2 shares and Class Y-3 shares. No information is shown for Adviser Class or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. Performance information for Adviser Class shares and Class Y-2 shares will appear in a future version of the prospectus once there is a full calendar year of performance information to report. The returns of these share classes would have been substantially similar to the returns of Class Y-3 shares; however, because the Adviser Class and Class Y-2 shares are subject to a 12b-1 fee and/or a non-distribution shareholder administrative services fee, the returns of these share classes would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. This may be particularly true given that other subadvisers were responsible for managing portions of the Fund’s portfolio during previous periods. Income Research + Management assumed responsibility for managing a portion of the Fund’s portfolio on April 3, 2014. PGIM, Inc. assumed responsibility for managing a portion of the Fund’s portfolio on April 3, 2014. Manulife Investment Management (US) LLC assumed responsibility for managing a portion of the Fund’s portfolio on June 1, 2016.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.
Performance One Year or Less [Text]	No information is shown for Adviser Class or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. Performance information for Adviser Class shares and Class Y-2 shares will appear in a future version of the prospectus once there is a full calendar year of performance information to report.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s calendar year-to-date return as of June 30, 2024 was -0.11%.

The Fund’s highest return for a quarter during the periods shown above was 7.04%, for the quarter ended December 31, 2023.

The Fund’s lowest return for a quarter during the periods shown above was -6.04%, for the quarter ended March 31, 2022.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(0.11%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	7.04%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(6.04%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
	1 Year	5 Years	10 Years
Mercer Core Fixed Income Fund – Class Y-3 Shares
Return Before Taxes	6.43%	1.75%	2.16%
Return After Taxes on Distributions	4.89%	0.43%	0.76%
Return After Taxes on Distributions and Sale of Fund Shares	3.81%	0.82%	1.08%

	1 Year	Life of Class (Inception December 27, 2021)
Mercer Core Fixed Income Fund – Class I Shares
Return Before Taxes	6.27%	-4.37%

	1 Year	5 Years	10 Years
Bloomberg U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
(1)	The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of securities from the Bloomberg U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index. The Bloomberg U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the United States and includes U.S. government and corporate debt securities, mortgage- and asset-backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year. The index is unmanaged and cannot be invested in directly.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns For the Periods Ended December 31, 2023
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class Y-3 shares. After-tax returns for Class I shares may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. After-tax returns are shown for Class Y-3 shares. After-tax returns for Class I shares may vary.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance of the Fund
Performance Narrative [Text Block]

The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index. In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA Merrill Lynch Global High Yield 2% Constrained Index Unhedged. The Fund’s average annual returns over time are also compared to a secondary benchmark index, the ICE BofA Merrill Lynch Global High Yield 2% Constrained Index Unhedged, which is generally representative of the market sectors or types of investments in which the Fund invests. The Fund’s average annual returns over time are also compared to an additional blended benchmark consisting of 35% Bloomberg Global Aggregate Corporate Hedged Index, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index, and 30% JP Morgan GBI-EM Diversified Index.

The Fund offers four different classes of shares in this prospectus: Adviser Class shares, Class I shares, Class Y-2 shares and Class Y-3 shares. No information is shown for Adviser Class or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. No information is shown for Class I shares because Class I shares commenced operations on June 27, 2023 and do not have a full calendar year of performance as of the date of the prospectus. Performance information for these share classes will appear in a future version of the prospectus once there is a full calendar year of performance information to report. The returns of these share classes would have been substantially similar to the returns of Class Y-3 shares; however, because the Adviser Class, Class

I and Class Y-2 shares are subject to a 12b-1 fee and/or a non-distribution shareholder administrative services fee, the returns of these share classes would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. This may be particularly true given that other subadvisers were responsible for managing portions of the Fund’s portfolio during previous periods. Effective June 22, 2018, the Fund changed its subadvisers. For periods prior to June 22, 2018, the Fund’s past performance in the bar chart and table reflects the Fund’s prior subadviser lineup. BlackRock International Limited, Colchester Global Investors Limited and Loomis, Sayles & Company, L.P. assumed responsibility for managing their respective portions of the Fund’s portfolio on June 22, 2018. Ninety One North America, Inc. assumed responsibility for managing a portion of the Fund’s portfolio on June 15, 2023.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index.
Performance One Year or Less [Text]	No information is shown for Class I shares because Class I shares commenced operations on June 27, 2023 and do not have a full calendar year of performance as of the date of the prospectus. Performance information for these share classes will appear in a future version of the prospectus once there is a full calendar year of performance information to report.
Performance Additional Market Index [Text]	The Fund’s average annual returns over time are also compared to an additional blended benchmark consisting of 35% Bloomberg Global Aggregate Corporate Hedged Index, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index, and 30% JP Morgan GBI-EM Diversified Index.
Bar Chart [Heading]	(2014 was Class Y-3’s first full calendar year of operation)
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s calendar year-to-date return as of June 30, 2024 was -0.36%.

The Fund’s highest return for a quarter during the period shown above was 9.57%, for the quarter ended June 30, 2020.

The Fund’s lowest return for a quarter during the period shown above was -10.10%, for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(0.36%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	9.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(10.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA Merrill Lynch Global High Yield 2% Constrained Index Unhedged.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
	1 Year	5 Years	10 Years
Mercer Opportunistic Fixed Income Fund – Class Y-3 Shares
Return Before Taxes	12.11%	2.88%	1.37%
Return After Taxes on Distributions	9.35%	1.31%	0.03%
Return After Taxes on Distributions and Sale of Fund Shares	7.19%	1.55%	0.45%

Bloomberg U.S. Aggregate Index(1) (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%

ICE BofA Merrill Lynch Global High Yield 2.0% Constrained Index Unhedged(2) (reflects no deduction for fees, expenses, or taxes)	13.41%	4.13%	3.66%

Secondary Index (3) (reflects no deduction for fees, expenses, or taxes)	11.25%	2.70%	1.87%
(1)	The Bloomberg U.S. Aggregate Bond Index is the Fund’s new primary benchmark index and measures the performance of securities from the Bloomberg U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index. The Bloomberg U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the United States and includes U.S. government and corporate debt securities, mortgage- and asset-backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year. The index is unmanaged and cannot be invested in directly. The Fund’s primary benchmark index has been changed in order to comply with regulatory requirements.

(2)	Prior to August 1, 2024, the Fund’s primary benchmark index was the ICE BofA Merrill Lynch Global High Yield 2.0% Constrained Index Unhedged, an index that contains all securities in the BofA Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Additionally, index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. The index is unmanaged and cannot be invested in directly.

(3)	The Fund has selected a secondary index that is a blended benchmark consisting of 35% Bloomberg Global Aggregate Corporate Hedged Index, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index, and 30% JP Morgan GBI-EM Diversified Index. The index is unmanaged and cannot be invested in directly.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns For the Periods Ended December 31, 2023
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance of the Fund
Performance Narrative [Text Block]

The Fund commenced operations on December 1, 2023 and the Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Performance One Year or Less [Text]	The Fund commenced operations on December 1, 2023 and the Fund does not yet have a full calendar year of investment returns.